Equity - Capital (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Equity [abstract]
Number of shares outstanding (in shares)	17,340,641,302	17,340,641,302
Nominal amount	€ 8,670	€ 8,670